Income Taxes	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income Taxes

16.	Income Taxes:

(a)	Current tax (expense) recovery:

December 31,	2024	2023

Current period	$-	$(57)
	$-	$(57)

(b)	Reconciliation of effective tax rate:

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to the net income (losses) before taxes as follows:

December 31,	2024	2023

Net Loss, excluding income tax	$2,463	$(3,644)

Tax rate	23.0%	23.0%

Expected Canadian income tax recovery (expense)	$(568)	$838

Decrease resulting from:
Change in unrecognized temporary differences	3,422	(973)
Difference between Canadian statutory rate and those
applicable to U.S. and other foreign subsidiaries	(63)	49
Non-deductible expenses and non-taxable income	(50)	24
Adjustment for prior years income tax matters	(2,665)	16
Other	(76)	(11)
	$-	$(57)

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 27

(c)	Recognized deferred tax assets and liabilities:

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities recognized at December 31, 2024 and 2023, are as follows:

	Assets		Liabilities		Net
December 31,	2024	2023	2024	2023	2024	2023
				.
Property and equipment	$-	$-	$524	$591	$524	$591
Intangible assets	-	-	89	98	89	98
Note payable	-	-	5	7	5	7
Tax loss carryforwards	(618)	(696)	-	-	(618)	(696)
Tax (assets) liabilities	$(618)	$(696)	$618	$696	$-	$-

Set off of tax	618	696	(618)	(696)	-	-
Net tax (assets) liabilities	$-	$-	$-	$-	$-	$-

(d)	Unrecognized deferred tax assets:

Deferred tax assets have not been recognized in respect of the following items:

December 31,	2024	2023

Deductible temporary differences	$21,333	$21,704
Tax loss carryforwards	192,030	203,178

	$213,363	$224,882

The deferred tax asset is recognized when it is probable that future taxable profit will be available to utilize the benefits. The Company has not recognized deferred tax assets with respect to these items due to the uncertainty of future Company earnings.

Loss carry forwards:

At December 31, 2024, approximately $194,972 of loss carry forwards and $2,139 of tax credits were available in various jurisdictions. At December 31, 2023, $206,485 of loss carry forwards and $2,405 of tax credits were available in various jurisdictions. A summary of losses by year of expiry are as follows:

Twelve months ended December 31,
2025	$4,519
2026-2044	176,054
Indefinite	14,399
$194,972

(e)	Movement in deferred tax balances during the year:

	Balance at	Recognized in	Recognized	Balance at
	December 31, 2023	Profit and Loss	in Equity	December 31, 2024

Property and equipment	$591	$(67)	$-	$524
Intangible assets	98	(9)	-	89
Note payable	7	(2)	-	5
Tax loss carryforwards	(696)	78	-	(618)

Net tax (assets) liabilities	$-	$-	$-	$-

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 28